Stock Repurchase Program (Details Narrative) (USD $)	Dec. 14, 2012	Sep. 30, 2012	Jul. 19, 2011
Notes to Financial Statements
Maximum Number of Shares Stock Repurchase Program			$ 250,000
Cash Amount for Share Repurchase Program			4
Maximum Number of Shares Stock Repurchase Program Amended	260,750
Additional Shares Issued Stock Repurchase Program	10,750
Total Shares Purchased Stock Repurchase Program		$ 75,313